ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Customer security deposit	[1]	$ 61,834	$ 64,101
Service fees payable	[2]	30,311	114,839
Rent payable		24,576	14,390
Due to employees and other		0	21,300
Others		14,634	19,253
Accrued expenses and other current liabilities		$ 131,355	$ 233,883

[1]	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
[2]	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.